DERIVATIVES DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 112,616	$ 29,189
Derivative Liability, Fair Value, Gross Asset	(188,395)	(14,577)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		14,612
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(75,779)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	73,444	29,189
Derivative Liability, Fair Value, Gross Asset	(147,193)	(14,577)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		14,612
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(73,749)
Fair Value Hedges | Foreign Exchange [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	39,172	0
Derivative Liability, Fair Value, Gross Asset	(41,202)	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		$ 0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ (2,030)